Intelligent Real Estate ETF
Schedule of Investments
April 30, 2025 (Unaudited)

REAL ESTATE INVESTMENT TRUSTS - 98.0%	Shares	Value
Apartments - 14.3%
Camden Property Trust	441	$50,186
Essex Property Trust, Inc.	185	51,643
First Real Estate Investment Trust of New Jersey, Inc.	2,957	50,121
Invitation Homes, Inc.	1,558	53,268
Maxus Realty Trust, Inc.(a)	821	46,797
Mid-America Apartment Communities, Inc.	343	54,760
NexPoint Residential Trust, Inc.	1,240	46,227
UDR, Inc.	1,205	50,465
		403,467

Diversified - 16.6%
American Assets Trust, Inc.	1,980	37,085
American Tower Corp.	241	54,324
Armada Hoffler Properties, Inc.	4,869	32,963
Crown Castle, Inc.	478	50,553
EPR Properties	1,096	54,241
Equinix, Inc.	61	52,506
Gaming and Leisure Properties, Inc.	1,036	49,583
Gladstone Commercial Corp.	3,274	46,262
Lamar Advertising Co. - Class A	395	44,955
One Liberty Properties, Inc.	1,953	47,653
		470,125

Health Care - 14.6%
Community Healthcare Trust, Inc.	3,200	54,656
Healthpeak Properties, Inc.	2,432	43,387
LTC Properties, Inc.	1,478	53,016
National Health Investors, Inc.	670	50,699
Omega Healthcare Investors, Inc.	1,324	51,702
Sabra Health Care REIT, Inc.	2,930	52,301
Universal Health Realty Income Trust	1,264	48,297
Ventas, Inc.	843	59,077
		413,135

Hotels - 8.0%
Apple Hospitality REIT, Inc.	3,457	40,689
DiamondRock Hospitality Co.	5,910	43,379
Host Hotels & Resorts, Inc.	2,952	41,682
Ryman Hospitality Properties, Inc.	470	41,336
Service Properties Trust	11,226	20,207
Xenia Hotels & Resorts, Inc.	3,514	37,530
		224,823

Manufactured Homes - 3.6%
Equity LifeStyle Properties, Inc.	775	50,205
Sun Communities, Inc.	405	50,394
		100,599

Office Property - 13.0%
Brandywine Realty Trust	9,216	36,495
BXP, Inc.	636	40,532
COPT Defense Properties	1,698	44,335
Douglas Emmett, Inc.	2,991	41,366
Empire State Realty Trust, Inc. - Class A	4,782	34,048
Highwoods Properties, Inc.	1,567	44,566
Kilroy Realty Corp.	1,369	43,137
Office Properties Income Trust	25,788	10,573
Piedmont Office Realty Trust, Inc. - Class A	5,321	31,447
SL Green Realty Corp.	774	40,720
		367,219

Regional Malls - 6.6%
CBL & Associates Properties, Inc.	2,055	48,231
Macerich Co.	2,892	42,397
Simon Property Group, Inc.	307	48,315
Tanger, Inc.	1,555	48,998
		187,941

Shopping Centers - 8.1%
Alexander's, Inc.	230	47,472
Brixmor Property Group, Inc.	1,945	48,450
Federal Realty Investment Trust	473	44,471
Saul Centers, Inc.	1,306	42,706
Urban Edge Properties	2,482	44,850
		227,949

Single Tenant - 1.6%
NNN REIT, Inc.	1,104	45,386

Storage - 4.5%
CubeSmart	1,056	42,948
Iron Mountain, Inc.	437	39,186
Public Storage	154	46,266
		128,400

Warehouse-Industrial - 7.1%
EastGroup Properties, Inc.	296	48,372
First Industrial Realty Trust, Inc.	969	46,105
Innovative Industrial Properties, Inc.	403	21,887
Plymouth Industrial REIT, Inc.	2,502	37,205
STAG Industrial, Inc.	1,416	46,771
		200,340
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,147,416)		2,769,384

SHORT-TERM INVESTMENTS - 1.9%
Money Market Funds - 1.9%
First American Government Obligations Fund - Class X, 4.25%(b)	53,547	53,547
TOTAL SHORT-TERM INVESTMENTS (Cost $53,547)		53,547

TOTAL INVESTMENTS - 99.9% (Cost $3,200,963)		2,822,931
Other Assets in Excess of Liabilities - 0.1%		1,977
TOTAL NET ASSETS - 100.0%		$2,824,908

Percentages are stated as a percent of net assets.		@

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.

Summary of Fair Value Disclosure as of April 30, 2025 (Unaudited)

Intelligent Real Estate ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of April 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Real Estate Investment Trusts	$2,769,384	$—	$—	$2,769,384
Money Market Funds	53,547	—	—	53,547
Total Investments	$2,822,931	$—	$—	$2,822,931

Refer to the Schedule of Investments for further disaggregation of investment categories.